Loans payable - Undiscounted cash flows for bank loans (Details)	Dec. 31, 2021 USD ($)
Undiscounted cash flows for bank loans
Total Cash Payments	$ 20,871,995
Device Loans
Undiscounted cash flows for bank loans
Total Cash Payments	54,149
New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	20,817,846
2022
Undiscounted cash flows for bank loans
Total Cash Payments	1,731,378
2022 | Device Loans
Undiscounted cash flows for bank loans
Total Cash Payments	39,723
2022 | New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	1,691,655
2023
Undiscounted cash flows for bank loans
Total Cash Payments	1,692,774
2023 | Device Loans
Undiscounted cash flows for bank loans
Total Cash Payments	14,426
2023 | New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	1,678,348
2024
Undiscounted cash flows for bank loans
Total Cash Payments	1,669,202
2024 | New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	1,669,202
2025
Undiscounted cash flows for bank loans
Total Cash Payments	15,778,641
2025 | New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	$ 15,778,641